Related party transactions - Service agreements and products - General (Details)		1 Months Ended	3 Months Ended
	Dec. 31, 2010	Mar. 31, 2025 item shares	Mar. 31, 2025 item shares
Related party transactions
Number of members of supervisory board, elected by shareholders | item		6	6
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in associate (as a percent)	45.00%
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement to receive services			4 years
Fresenius SE
Related party transactions
Number of members of supervisory board, elected by shareholders | item		1	1
Number of company shares sold | shares		10,600,000
Proportion of ownership interest in reporting entity (as a percent)		28.60%	28.60%
Fresenius SE | Minimum
Related party transactions
Percentage of ownership interest in company intended to be retained		25.00%	25.00%
Number of shares in company intended to be retained in addition to 25% ownership | shares		1	1